Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2024
Significant Events in the Reporting Period [Abstract]
Significant Events In the Reporting Period

Note 4—Significant Events in the Reporting Period

Eyconis, Inc.

On January 29, 2024, the Company announced the formation and launch with Frazier Life Sciences of Eyconis, Inc. (“Eyconis”), a separate company created to develop, manufacture, and commercialize TransCon ophthalmology assets globally, together with a $150 million commitment from an investor syndicate that includes Frazier, RA Capital Management, venBio, and HealthQuest Capital.

The Company has granted Eyconis exclusive rights to develop and commercialize TransCon ophthalmology products globally and received an equity position in the newly formed company. As consideration for the granting of such rights, the Company received, as consideration, approximately 42% ownership of Eyconis’ on a non-diluted basis. In addition, various development and administrative services were provided to Eyconis and invoiced during the three and six months ended June 30, 2024. Further details regarding Eyconis are provided in Note 5, “Revenue.”

Equity Development

As of June 30, 2024, the unaudited condensed consolidated interim statements of financial position presented a negative balance of equity of €321.1 million. Under Danish corporate law, as Ascendis Pharma A/S, the parent company of the Company holds a positive balance of equity, the Company is currently not subject to legal or regulatory requirements to re-establish the balance of equity. There is no direct impact from the negative balance of equity to the liquidity and capital resources.

Based on its current operating plan, the Company believes that the existing capital resources as of June 30, 2024, will be sufficient to meet projected cash requirements for at least twelve months from the date of this report. However, the Company's operating plan may change as a result of many factors that are currently unknown, and the Company may need to seek additional funds sooner than planned. Further details regarding borrowings including maturity analysis are provided in Note 10, “Financial Assets and Liabilities.”